United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.):	[] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Steginsky Capital LLC
Address:	47 Hulfish Street
		Princeton NJ  08542

13F File Number:	   028-05811

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Andrew Steginsky
Title:		Manager
Phone:		609 252-9980
Signature, Place, and Date of Signing:

	Andrew Steginsky	Princeton, NJ	October 25, 2007

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	September 30, 2007

Number of Other included Managers:	0

Form 13F Information Table Entry Total:	13

Form 13F Information Table Value Total:	$96312
List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER INTL GROUP INC            Common           026874107      327     4830 SH       SOLE
COSTCO WHSL CORP NEW           Common           22160K105     8562   139509 SH       SOLE
DAKTRONICS INC                 Common           234264109     3841   141104 SH       SOLE
FASTENAL CO                    Common           311900104     6157   135593 SH       SOLE
INTEL CORP                     Common           458140100    17724   685378 SH       SOLE
K SWISS INC CLASS A            Common           482686102     3964   173014 SH       SOLE
LIFETIME BRANDS     INC        Common           53222Q103     5627   277352 SH       SOLE
NEWS CORP CL A                 Common           65248E104    19240   874923 SH       SOLE
NEWS CORP CL B                 Common           652487703     2548   108944 SH       SOLE
PROGRESSIVE CORP    OHIO       Common           743315103    13286   684480 SH       SOLE
WACHOVIA CORP NEW              Common           929771103      530    10573 SH       SOLE
WILEY JOHN & SONS CL A COMMON  Common           968223206     8926   198657 SH       SOLE
WINNEBAGO INDS INC             Common           974637100     5581   233700 SH       SOLE